UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income 2017 Fund

September 30, 2016

M17-QTLY-1116
1.932719.105

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
Alabama - 1.3%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	475,000	472,644
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,102,805

TOTAL ALABAMA		1,575,449

Arizona - 1.8%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	510,205
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	155,561
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	427,840
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	286,334
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	721,504

TOTAL ARIZONA		2,101,444

California - 6.3%
California Gen. Oblig. 5% 3/1/17	215,000	218,709
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	$625,000	$637,269
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	616,716
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	511,870
Series 2014 A, 5% 7/1/17	2,000,000	2,062,180
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	257,755
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	513,600
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	288,400
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,419,565
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	153,011
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	291,421
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	408,956

TOTAL CALIFORNIA		7,379,452

Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	431,029
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	256,865

TOTAL COLORADO		687,894

Connecticut - 1.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	430,000	430,839
Series D, 5% 7/1/17	1,000,000	1,030,720
5% 7/1/17	585,000	602,088
5% 7/1/17 (Escrowed to Maturity)	90,000	92,731

TOTAL CONNECTICUT		2,156,378

District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,027,530
Florida - 13.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	515,320
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	76,272
Series 2009 A1, 5.5% 6/1/17	300,000	309,156
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	81,659
5% 6/1/17 (FSA Insured)	550,000	564,993
5.25% 6/1/17	1,980,000	2,037,202
Series 2012 A1, 5% 6/1/17	750,000	770,445
5.25% 6/1/17 (FSA Insured)	300,000	308,667
Florida Board of Ed. Lottery Rev.:
Series 2010 C, 5% 7/1/17	250,000	257,603
Series 2011 A, 5% 7/1/17	600,000	618,246
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/17	275,000	282,535
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,545,855
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	202,118
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	644,150
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,026,190
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	154,619
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,305,434
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,030,570
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,030,040
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,041,080
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	519,480
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	357,889
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	396,508
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	198,721
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	206,800

TOTAL FLORIDA		15,481,552

Georgia - 3.3%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	272,716
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,370,000	1,372,411
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	252,503
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	100,763
Series 2010, 5% 4/1/17	350,000	357,140
Series A, 5.25% 1/1/17	440,000	444,668
Series GG, 5% 1/1/17	515,000	520,222
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	575,882

TOTAL GEORGIA		3,896,305

Illinois - 5.3%
Chicago Gen. Oblig.:
Series 2007 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	398,907
Series 2007, 5% 1/1/17	255,000	256,382
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	302,307
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	347,967
Series 2011 D, 5% 1/1/17	500,000	504,300
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	515,095
Series 2011 A1, 4% 4/1/17	90,000	91,367
Series 2013, 5% 5/15/17	295,000	301,581
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,455
5% 7/1/17	385,000	396,623
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	506,900
Series 2012, 5% 3/1/17	1,000,000	1,015,730
Series 2014, 4% 2/1/17	1,000,000	1,009,450
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	256,263
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	138,783
5.5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	77,360
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	128,075

TOTAL ILLINOIS		6,262,545

Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001, 1.6%, tender 2/1/17 (a)	500,000	501,055
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	230,020

TOTAL INDIANA		731,075

Louisiana - 1.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,051,180
Maryland - 2.1%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	510,935
Series 2014, 5% 7/1/17	1,000,000	1,030,570
Series 2015, 5% 7/1/17	400,000	412,104
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	557,328

TOTAL MARYLAND		2,510,937

Massachusetts - 5.2%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	514,190
Series 2012, 5% 7/1/17	500,000	514,300
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	852,321
Massachusetts Gen. Oblig. Series 2010 B, 5% 6/1/17	1,150,000	1,181,280
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	102,883
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,029,740
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (b)	1,700,000	1,751,323
Series 2012 B, 5% 7/1/17	100,000	103,057

TOTAL MASSACHUSETTS		6,049,094

Michigan - 7.6%
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,017,880
Forest Hills Pub. Schools 4% 5/1/17	420,000	427,825
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,025,590
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	576,472
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,964,586
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,035,760
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	230,042
5% 5/1/17	1,090,000	1,114,427
Royal Oak City School District 5% 5/1/17	200,000	204,750
Zeeland Pub. Schools 4% 5/1/17	265,000	269,585

TOTAL MICHIGAN		8,866,917

Minnesota - 0.9%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,034,010
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	356,517
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	751,593

TOTAL MISSOURI		1,108,110

Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	505,055
Series 2014, 4% 7/1/17	450,000	460,211

TOTAL NEBRASKA		965,266

Nevada - 3.4%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,028,980
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	514,260
Series 2014 A, 5.5% 6/15/17	2,415,000	2,492,208

TOTAL NEVADA		4,035,448

New Hampshire - 1.9%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,268,244
New Jersey - 6.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,015,360
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,026,610
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	541,644
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,138,710
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	627,818
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	310,182
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	127,649
4% 7/1/17	230,000	235,030
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	295,716
Series 2011 B, 5% 6/15/17	530,000	544,103
Series 2014 AA, 5% 6/15/17	500,000	513,305

TOTAL NEW JERSEY		7,376,127

New York - 4.4%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	180,257
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	409,616
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	593,980
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	332,033
New York City Gen. Oblig. Series 2009 H1, 5% 3/1/17	2,310,000	2,349,386
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	101,859
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	228,501
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	206,008
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	728,787

TOTAL NEW YORK		5,130,427

North Carolina - 0.7%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	392,985
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	398,907

TOTAL NORTH CAROLINA		791,892

Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	154,080
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,019,290
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	76,835
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	378,604
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	588,219

TOTAL OHIO		2,217,028

Pennsylvania - 5.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	307,977
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	254,935
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,629,070
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	202,996
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,011,430
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,260,262
Philadelphia Gas Works Rev. Series 1998 A:
5.25% 8/1/17	165,000	170,892
5.25% 8/1/17	335,000	346,963
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,029,960

TOTAL PENNSYLVANIA		6,214,485

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	573,628
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,013,600
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	131,305
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,163,007
Texas - 7.2%
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	427,247
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,109,092
Lower Colorado River Auth. Rev.:
Series 2011 A 5% 5/15/17	100,000	102,505
Series 2013, 5% 5/15/17	650,000	666,283
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	514,680
Plano Independent School District 2% 2/15/17	1,500,000	1,506,465
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	102,500

TOTAL TEXAS		8,428,772

Washington - 5.5%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,876,132
Series 2014 A, 5% 7/1/17	1,250,000	1,288,588
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	512,895
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,237,125
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	242,254
Washington Health Care Facilities Auth. Rev. Series 2014 5% 3/1/17	350,000	355,691

TOTAL WASHINGTON		6,512,685

Wisconsin - 2.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	510,205
Wisconsin Gen. Oblig.:
Series 2011 B, 5% 5/1/17	1,000,000	1,024,040
Series 2014 B, 5% 5/1/17	1,000,000	1,024,040

TOTAL WISCONSIN		2,558,285

TOTAL MUNICIPAL BONDS
(Cost $112,129,427)		112,300,071

Municipal Notes - 0.9%
Kentucky - 0.9%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,021,266)	1,000,000	1,029,130
TOTAL INVESTMENT PORTFOLIO - 96.5%
(Cost $113,150,693)		113,329,201
NET OTHER ASSETS (LIABILITIES) - 3.5%		4,123,989
NET ASSETS - 100%		$117,453,190

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $113,150,292. Net unrealized appreciation aggregated $178,909, of which $250,195 related to appreciated investment securities and $71,286 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

September 30, 2016

M19-QTLY-1116
1.932721.105

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 5.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$298,080
Series 2015 A, 5% 6/1/19	1,000,000	1,104,000
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	386,523
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,079,990
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	712,860
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	666,396
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	551,890

TOTAL ARIZONA		4,799,739

California - 4.6%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,145,643
California Gen. Oblig. 5.5% 4/1/19	500,000	556,745
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	547,785
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	371,495
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,085,600
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	237,934

TOTAL CALIFORNIA		3,945,202

Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	477,824
Florida - 19.5%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,104,640
Series 2015 A, 5% 7/1/19	500,000	552,320
5% 7/1/19	3,000,000	3,313,920
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	319,676
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	550,890
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	554,035
Florida Board of Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,673,954
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,034,437
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	487,637
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,204,973
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/19	650,000	718,198
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	276,160
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,507,316
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,105,780
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,053,917
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	553,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	284,963
5% 10/1/19 (Escrowed to Maturity)	245,000	273,788

TOTAL FLORIDA		16,570,199

Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,018,290
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	219,004

TOTAL GEORGIA		1,237,294

Illinois - 4.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,086,230
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	355,232
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,066,200
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,101,000

TOTAL ILLINOIS		3,608,662

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	277,450
Iowa - 1.1%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	932,997
Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,098,180
Maryland - 1.3%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,099,840
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/19	575,000	630,580
Michigan - 9.8%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,318,044
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,071,500
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	740,313
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,089,040
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	820,965
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,460,971
Royal Oak City School District 5% 5/1/19	700,000	769,048
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,097,300

TOTAL MICHIGAN		8,367,181

Minnesota - 1.0%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	853,790
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	269,853
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	174,727
New Jersey - 11.3%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,874,488
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	114,905
Series 2014 PP, 5% 6/15/19	3,630,000	3,909,220
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	664,338
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	551,745
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	332,376
Series 2012 AA, 5% 6/15/19	2,000,000	2,170,840

TOTAL NEW JERSEY		9,617,912

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	664,500
New York - 17.9%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	303,303
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,187,925
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	269,013
New York City Gen. Oblig. 5% 3/1/19	3,000,000	3,287,490
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	555,010
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,109,010
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,117,120
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	291,437
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	4,115,000	4,527,483
Series II, 4% 5/1/19	1,000,000	1,074,670
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,084,110
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	387,524

TOTAL NEW YORK		15,194,095

Ohio - 1.1%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	896,495
Oregon - 1.3%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,078,020
Pennsylvania - 4.2%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	110,010
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	420,900
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	194,976
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	110,036
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,104,920
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	878,768
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	716,625

TOTAL PENNSYLVANIA		3,536,235

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	679,706
Texas - 4.8%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	530,000	584,701
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,875,000	2,937,186
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	555,365

TOTAL TEXAS		4,077,252

Virginia - 1.2%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	506,795
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	509,045

TOTAL VIRGINIA		1,015,840

Washington - 0.1%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	119,639
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	509,050
Wisconsin - 2.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,105,110
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	698,789

TOTAL WISCONSIN		1,803,899

TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $82,075,680)		83,536,161
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,405,216
NET ASSETS - 100%		$84,941,377

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $82,075,680. Net unrealized appreciation aggregated $1,460,481, of which $1,517,664 related to appreciated investment securities and $57,183 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

September 30, 2016

M21-QTLY-1116
1.932723.105

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Alabama - 1.7%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,140,970
Arizona - 3.6%
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	539,895
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	684,890
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	348,747
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	291,919
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	589,270

TOTAL ARIZONA		2,454,721

California - 5.3%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	586,135
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	582,690
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,167,260
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	296,040
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$120,012
Series 2011 C, 5% 5/1/21 (a)	500,000	582,340
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	295,535

TOTAL CALIFORNIA		3,630,012

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	411,429
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	581,555
Florida - 12.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	583,245
Series 2015 A, 5% 7/1/21	500,000	583,245
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	494,483
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	881,273
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	881,273
Series 2012 A, 5% 7/1/21	500,000	587,515
Hillsborough County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/21	1,000,000	1,168,490
Series 2016, 5% 7/1/21	615,000	718,621
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,162,180
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,171,000
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	380,692

TOTAL FLORIDA		8,612,017

Georgia - 3.5%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,160,170
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	290,268
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	798,965
Series 2011 B, 5% 1/1/21	85,000	98,423

TOTAL GEORGIA		2,347,826

Hawaii - 0.7%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	443,104
Illinois - 7.3%
Chicago Gen. Oblig. 5% 1/1/21	500,000	529,890
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	461,732
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	604,459
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,118,900
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	553,150
Series 2013, 5% 7/1/21	500,000	555,515
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,147,740

TOTAL ILLINOIS		4,971,386

Indiana - 2.1%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	231,404
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	572,930
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	292,585
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	353,874

TOTAL INDIANA		1,450,793

Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	287,895
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	236,018
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	458,020

TOTAL MASSACHUSETTS		981,933

Michigan - 13.2%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,156,970
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,156,970
Clarkston Cmnty. Schools Series 2016, 5% 5/1/21	1,000,000	1,156,970
Detroit School District Series 2012 A, 5% 5/1/21	500,000	574,895
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	238,422
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	585,785
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,175,510
Series 2015 D1, 5% 7/1/21	500,000	575,055
Michigan Gen. Oblig. Series 2016, 5% 3/15/21	1,000,000	1,160,680
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	349,095
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	867,728

TOTAL MICHIGAN		8,998,080

Minnesota - 1.2%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	447,320
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	348,534

TOTAL MINNESOTA		795,854

Nevada - 0.9%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	292,763
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	346,830

TOTAL NEVADA		639,593

New Jersey - 11.3%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	807,236
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	572,915
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	909,450
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	369,060
Series 2015 XX:
5% 6/15/21	1,000,000	1,123,250
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,046,056
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	624,256
Series 2013 A, 5% 7/1/21	100,000	115,011
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,170,500
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	108,860
Series 2011 B, 5% 6/15/21	750,000	841,373

TOTAL NEW JERSEY		7,687,967

New York - 6.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	546,280
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	579,255
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,178,540
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	806,903
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	681,012
Series 2014, 5% 7/1/21	325,000	381,557
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	234,200

TOTAL NEW YORK		4,407,747

North Carolina - 2.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	231,504
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,169,070

TOTAL NORTH CAROLINA		1,400,574

Oregon - 1.1%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	761,475
Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	427,158
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	761,879
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	568,605
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,159,500
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	581,090

TOTAL PENNSYLVANIA		3,498,232

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	378,459
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	820,050
Texas - 7.6%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,458
5% 7/15/21	750,000	877,373
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,182,020
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	290,873
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	451,052
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	583,995
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	590,080
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,596
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	234,272
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	568,450

TOTAL TEXAS		5,153,169

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	127,603
Washington - 4.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	781,596
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,772,410
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	188,118

TOTAL WASHINGTON		2,742,124

Wisconsin - 1.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,172,540
TOTAL INVESTMENT PORTFOLIO - 96.5%
(Cost $62,597,112)		65,609,213
NET OTHER ASSETS (LIABILITIES) - 3.5%		2,354,109
NET ASSETS - 100%		$67,963,322

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $62,597,112. Net unrealized appreciation aggregated $3,012,101, of which $3,055,109 related to appreciated investment securities and $43,008 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

September 30, 2016

M23-QTLY-1116
1.958060.103

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
Alabama - 4.7%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$605,475
Series 2016 B, 5% 3/1/23	1,000,000	1,210,950

TOTAL ALABAMA		1,816,425

Arizona - 7.8%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	974,980
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	582,265
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	546,399
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	303,555
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	641,477

TOTAL ARIZONA		3,048,676

California - 7.6%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	145,151
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	309,688
Series 2015 F, 5% 5/1/23	1,000,000	1,236,600
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	463,721
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	70,547
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	165,340
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	247,174
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	308,910

TOTAL CALIFORNIA		2,947,131

Colorado - 0.9%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	243,894
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	123,515

TOTAL COLORADO		367,409

Connecticut - 1.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/23	500,000	605,890
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	121,034

TOTAL CONNECTICUT		726,924

Florida - 7.4%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	304,448
Series 2015 B, 5% 7/1/23	30,000	36,534
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	608,180
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	609,380
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	231,374
Series 2014 B, 5% 7/1/23	75,000	91,871
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	36,422
Series 2015 D, 5% 2/1/23	650,000	784,979
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	176,785

TOTAL FLORIDA		2,879,973

Georgia - 1.4%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	305,423
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	254,730

TOTAL GEORGIA		560,153

Illinois - 11.4%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	282,183
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	362,109
5% 1/1/23	400,000	482,812
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	238,514
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	574,980
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	306,415
Series 2014, 5% 2/1/23	250,000	282,585
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	612,500
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	93,180
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	484,588
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	598,500
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,455
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	90,000	103,473

TOTAL ILLINOIS		4,442,294

Indiana - 2.3%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	305,565
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	598,250

TOTAL INDIANA		903,815

Louisiana - 1.6%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	640,948
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,692
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	276,021

TOTAL MASSACHUSETTS		339,713

Michigan - 5.4%
Clarkston Cmnty. Schools Series 2016, 5% 5/1/23	500,000	604,605
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	60,406
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	603,220
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	472,161
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	378,402

TOTAL MICHIGAN		2,118,794

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	301,748
Nebraska - 2.3%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	910,778
Nevada - 1.5%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	135,012
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	458,808

TOTAL NEVADA		593,820

New Jersey - 6.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	297,213
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	630,559
Series 2015 XX, 5% 6/15/23	250,000	286,308
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	118,961
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	240,580
Series 2013, 5% 7/1/23	200,000	243,986
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	307,403
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	245,620

TOTAL NEW JERSEY		2,370,630

New Mexico - 3.1%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,224,950
New York - 10.1%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	422,002
Series 2014 B, 5% 7/1/23	285,000	343,630
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	740,940
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	614,700
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	642,355
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	787,644
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	366,624

TOTAL NEW YORK		3,917,895

Ohio - 4.0%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	598,250
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	472,900
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	119,435
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	371,409

TOTAL OHIO		1,561,994

Oregon - 0.8%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	305,163
Pennsylvania - 2.8%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	374,306
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	605,690
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	122,423

TOTAL PENNSYLVANIA		1,102,419

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	298,445
South Carolina - 3.1%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/23 (c)	1,000,000	1,205,620
Texas - 7.7%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	171,237
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	305,578
Series 2015 D, 5% 5/15/23	500,000	611,155
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	363,501
Series 2015 B, 5% 1/1/23	250,000	302,918
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/23	1,000,000	1,244,682

TOTAL TEXAS		2,999,071

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	242,294
Washington - 3.1%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	61,051
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	303,378
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	354,381
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	347,271
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	143,046

TOTAL WASHINGTON		1,209,127

TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $37,076,893)		39,036,209
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(55,572)
NET ASSETS - 100%		$38,980,637

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $37,076,893. Net unrealized appreciation aggregated $1,959,316, of which $1,965,799 related to appreciated investment securities and $6,483 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016